Debt - Schedule of Long-Term Loans (Details) (Parenthetical)						12 Months Ended
		Apr. 16, 2020 USD ($)	Jan. 19, 2020 USD ($)	Jun. 26, 2017 USD ($)	Feb. 14, 2017 USD ($)	Sep. 30, 2020 USD ($)	Apr. 16, 2020 CNY (¥)	Jan. 19, 2020 CNY (¥)	Sep. 30, 2019 USD ($)		Jun. 26, 2017 CNY (¥)	Feb. 14, 2017 CNY (¥)
Long term borrowings						$ 3,709,597			$ 3,222,056
Xi'an Investment Holding Co., Ltd. [Member]
Long term borrowings	[1]					2,204,812			2,101,341
Xi'an High-Tech Emerging Industry Investment Fund Partnership [Member]
Long term borrowings	[2]					1,175,900			1,120,715
WeBank Co., Ltd. [Member]
Long term borrowings	[3]					34,910
Huaxia Bank [Member]
Long term borrowings		$ 293,975				$ 293,975 [4]				[4]
Debt maturity date, description		As working capital for three years, with the interest rate of 6.6% per annum and maturity date on April 16, 2023.
Interest rate		6.60%					6.60%
Debt maturity date		Apr. 16, 2023
Huaxia Bank [Member] | RMB [Member]
Long term borrowings | ¥							¥ 2,000,000
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member]
Long term borrowings					$ 2,200,000
Debt maturity date, description					As working capital for three years.
Debt instrument description						The Company did not make the loan repayment upon maturities. In accordance with a COVID-19 relief notice issued by local government, for RMB 5 million matured on February 13, 2020, the loan payment term has been extended to February 12, 2022, and for RMB 10 million matured on December 12, 2020, the payment term has been extended to December 12, 2022. Loan interest rates remain unchanged.
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | Mature on February 13, 2020 [Member]
Loans payable					$ 700,000
Debt maturity date					Feb. 13, 2020
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | Mature on December 12, 2020 [Member]
Loans payable					$ 1,500,000
Debt maturity date					Dec. 12, 2020
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | Minimum [Member]
Interest rate					2.00%							2.00%
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | Maximum [Member]
Interest rate					4.00%							4.00%
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | RMB [Member]
Long term borrowings | ¥												¥ 15,000,000
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | RMB [Member] | Mature on February 13, 2020 [Member]
Loans payable | ¥												5,000,000
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | RMB [Member] | Mature on December 12, 2020 [Member]
Loans payable | ¥												¥ 10,000,000
Loan Agreement [Member] | Xi'an High-Tech Emerging Industry Investment Fund Partnership [Member]
Long term borrowings				$ 1,100,000
Debt maturity date, description				As working capital for three years, with maturity date on June 25, 2020.
Interest rate				3.80%							3.80%
Debt maturity date				Jun. 25, 2020
Loan Agreement [Member] | Xi'an High-Tech Emerging Industry Investment Fund Partnership [Member] | RMB [Member]
Long term borrowings | ¥											¥ 8,000,000
Loan Agreement [Member] | WeBank Co., Ltd. [Member]
Long term borrowings			$ 40,552
Debt maturity date, description			As working capital for 27 months, with maturity date on April 12, 2022.
Interest rate			18.00%					18.00%
Debt maturity date			Jan. 30, 2022
Loan Agreement [Member] | WeBank Co., Ltd. [Member] | RMB [Member]
Long term borrowings | ¥								¥ 287,500

[1]	On February 14, 2017 and on December 13, 2017, the Company'ss VIE, Xi'an App-Chem entered into loan agreements with third-party Xi'an Investment Holdings Co., Ltd. (the “Lender”), to borrow an aggregate of RMB 15.0 million (approximately $2.2 million) as working capital for three years, with interest rate ranging from 2% to 4% per annum. Among the total RMB 15.0 million loans, RMB5.0 million (equivalent to US$0.7 million) matured on February 13, 2020 and RMB10.0 million (approximately $1.5 million) matured on December 12, 2020. The Company did not make the loan repayment upon maturities. In accordance with a COVID-19 relief notice issued by local government, for RMB 5 million matured on February 13, 2020, the loan payment term has been extended to February 12, 2022, and for RMB 10 million matured on December 12, 2020, the payment term has been extended to December 12, 2022. Loan interest rates remain unchanged. The Company's controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi'an App-chem and his personal bank savings as collateral to safeguard these loans.
[2]	On June 26, 2017, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with third-party Xi'an High-tech Emerging Industries Investment Fund Partnership (the “Lender”) to borrow RMB 8.0 million (approximately $1.1 million) as working capital for three years, with maturity date on June 25, 2020 and an interest rate of 3.8% per annum. The Company's controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi'an App-chem as collateral safeguard this loan. As of September 30, 2020, this loan was reclassified as current portion of long term loans. The loan matured on June 26, 2020 and not repaid on time due to COVID-19 impact. The Company has negotiated with the Lender to extend the loan repayment date for additional 12 months in accordance with a COVID-19 relief notice issued by local government.
[3]	On January 19, 2020, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB287,500 (equivalent to US$40,552) as working capital for 27 months, with maturity date on April 12, 2022 and interest rate of 18.0% per annum.
[4]	As disclosed in (9) above, on April 16, 2020, the Company borrowed RMB2 million (equivalent to US$293,975) out of a line of credit from Huaxia Bank as working capital for three years, with the interest rate of 6.6% per annum and maturity date on April 16, 2023.